UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2007

SHAREHOLDER LETTER

PRASAD SERIES TRUST/PRASAD GROWTH FUND

03/31/2007

Dear Shareholders,

I am not pleased to write this letter as the Fund did not perform well during the last fiscal year. On 3/31/06 the NAV of the Fund was $6.26 when the S&P 500 was at $1,294.82. On 3/31/07 the NAV of the fund was $4.85 and S&P 500 was $1,420.86. Average annualized total returns are: -22.52% for the Fund and 9.85% for the S&P 500.The market was doing well as well as the fund until 5/9/06 when the market had a sudden and deep correction. During the next week the market dropped daily. As the Fund was invested in the best stocks in the leading industry group, and as we are in a bull market, and because sharp corrections occur in bull markets with quick recovery, I did not liquidate stocks. The market stabilized and during the last week of May 2006 the market went up. I thought that the correction was over. Unfortunately it dropped again severely over a period of two weeks in the first two weeks of June 2006. The market went up from the middle of June 2006 to the beginning of July 2006. At this time I had raised more cash. From 7/3/07 to 7/21/07 the market went down again. I went to mostly cash during this time. Then the market started recovering. At this time I started investing cautiously and went back into the market slowly. Because of this the Fund underperformed the market during the third quarter of 2006. During the last quarter the Fund did twice as well as the indices. During the first quarter from 2/22/07 to 3/5/07 there was another sharp correction and so the Fund performed worse than the indices which were flat.

In the future to reduce the downside risk in the Fund, I will sell every stock when it goes below a certain moving average line. I will liquidate more stocks and thus raise more cash when the markets start behaving badly. I will start investing when the market starts recovering. Recently I also invested in some put options and certain ETFs that go up when the market goes down. This will also help reduce the losses when the market goes down. Also I am investing in good foreign companies available in U.S. stock exchanges. The foreign markets are doing better than our markets and the growth in many foreign countries is better than the growth in the USA.

I will continue investing in leading industry groups, in companies with high earnings growth and high sales growth with low debt ratio.

I take this opportunity to thank you wholeheartedly for your continued support.

Sincerely,

Raj Prasad

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

Prasad Growth Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Prasad Growth Fund
	Schedule of Investments
	March 31, 2007

Shares		Value

COMMON STOCK - 57.98%

Banks (Foreign) - 3.08%
350	HDFC Bank, Ltd. (India) +	$ 22,558

Business Service (Advertising) - 3.21%
300	Focus Media Holding, Ltd. *	23,538

Business Service (Miscellaneous) - 3.34%
200	Inter Continental Services Corp. *	24,442

Computer (Services) - 3.09%
450	Infosys Technologies, Ltd.	22,613

Drug (Biomedical/Genetic) - 6.07%
400	Celgene Corp. DE *	20,984
800	Illumina, Inc. *	23,440
		44,424
Electronic (Semiconductor Manufacturing) - 2.87%
800	Sigma Designs, Inc. *	21,008

Food (Beverage-Alcoholic) - 3.03%
300	Quilmes Industrial ADS	22,182

Healthcare (Products) - 3.73%
1,200	Rochester Medical Corp. *	27,336

Internet (E Commerce) - 3.30%
250	Bidu.Com, Inc. *	24,138

Internet (Service Provider) - 3.13%
50	Google, Inc. *	22,908

Leisure (Services) - 3.15%
500	Ambassador International, Inc.	23,070

Mining (Gold/Silver) - 3.33%
1,700	Yamana Gold, Inc. *	24,412

Petroleum (Production/Pipeline) - 3.32%
360	Oneok Partners L.P.	24,300

Petroleum (US Exploration/Production) - 3.42%
500	Arena Resources, Inc. *	25,060

Petroleum (US Integrated) - 3.26%
500	Williams Partners L.P.	23,865

Retail (Apparel) - 3.23%
500	Crocs, Inc. *	23,625

Utility (Electric) - 3.43%
400	Scottish Power Plc.	25,116

TOTAL FOR COMMON STOCKS (Cost $430,203) - 57.98%		$ 424,594

EXCHANGE TRADED FUNDS - 8.24%
350	Ultrashort Midcap 400 ProShares	$ 19,803
375	Ultrashort QQQ ProShares	20,141
350	Ultrashort S&P 500 ProShares	20,419

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $63,378) - 8.24%		$ 60,363

PUT OPTIONS - 0.39%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put		Value
	Array Biopharma, Inc.
3,000	August 2007 Put @ 10.00	$ 150

	Keryx Biopharmaceuticals, Inc.
3,000	June 2007 Put @ 10.00	1,650

	Nasdaq 100 Trust Shares
5,000	April 2007 Put @ 42.00	1,050

	Total (Premiums Paid $9,865) - 0.39%	$ 2,850

SHORT TERM INVESTMENTS - 14.37%
21,052	Fidelity Money Market Portfolio Class Select 5.20% ** (Cost $21,052)	$ 21,052
21,052	Fidelity Institutional Money Market Funds Tax Exempt Class I 3.50% ** (Cost $21,052)	21,052
21,052	First American Funds Institutional Treasury Obligation Fund Class Y 4.90% ** (Cost $21,052)	21,052
21,052	First American Prime Obligation Fund Class Y 4.90% ** (Cost $21,052)	21,052
21,052	First American Treasury Obligation Fund Class Y 4.90% ** (Cost $21,052)	21,052
	Total Short Term Investments (Cost $105,260)	105,260

TOTAL INVESTMENTS (Cost $608,708) - 80.98%		$ 593,069

OTHER ASSETS LESS LIABILITIES - 19.02%		139,195

NET ASSETS - 100.00%		$ 732,264

+ American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2007.
The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
March 31, 2007

Assets:
Investments, at Value (Cost $608,708)	$ 593,069

Cash	139,479
Receivables:
Dividends and Interest	654
Total Assets	733,202
Liabilities:
Accrued Management Fees	938
Total Liabilities	938
Net Assets	$ 732,264

Net Assets Consist of:
Paid In Capital	$ 1,607,008
Accumulated Undistributed Realized Loss on Investments	(859,105)
Unrealized Depreciation in Value of Investments	(15,639)
Net Assets, for 151,123 Shares Outstanding	$ 732,264

Net Asset Value Per Share	$ 4.85

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the year ended March 31, 2007

Investment Income:
Dividends (Net of foreign tax withheld of $227)	$ 3,519
Interest	4,909
Total Investment Income	8,428

Expenses:
Advisory Fees (Note 2)	12,818
Total Expenses	12,818

Net Investment Loss	(4,390)

Realized and Unrealized Loss on Investments:
Realized Loss on:
Investments	(195,054)
Options	(11,115)
Net Change in Unrealized Depreciation on Investments	(59,274)
Net Realized and Unrealized Loss on Investments	(265,443)

Net Decrease in Net Assets Resulting from Operations	$ (269,833)

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	3/31/2007	3/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,390)	$ (2,873)
Net Realized Gain (Loss) on Investments	(195,054)	218,641
Net Realized Loss on Options	(11,115)	(9,489)
Unrealized Appreciation (Depreciation) on Investments	(59,274)	42,723
Net Increase (Decrease) in Net Assets Resulting from Operations	(269,833)	249,002

Less Distributions:
From Net Investment Income	0	0
From Realized Gains	0	0
	0	0

Capital Share Transactions (Note 4)	(141,528)	(37,291)

Total Increase (Decrease)	(411,361)	211,711

Net Assets:
Beginning of Year	(1,143,625)	(931,914)

End of Year	$ 732,264	$ 1,143,625

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2007	3/31/2006	3/31/2005	3/31/2004	3/31/2003

Net Asset Value, at Beginning of Year	$ 6.26	$ 4.94	$ 5.15	$ 3.32	$ 4.36

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.02)	(0.02)	(0.02)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.38)	1.34	(0.19)	1.85	(1.01)
Total from Investment Operations	(1.41)	1.32	(0.21)	1.83	(1.04)

Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 4.85	$ 6.26	$ 4.94	$ 5.15	$ 3.32

Total Return **	(22.52)%	26.72%	(4.08)%	55.12%	(24.31)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 734	$ 1,144	$ 932	$ 974	$ 555
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52)%	(0.28)%	(0.31)%	(0.46)%	(0.74)%
Portfolio Turnover	976%	731%	677%	911%	564%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2007

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

RECLASSIFICATIONS:

 In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of March 31, 2007, the Fund recorded permanent book/tax differences of $4,390 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $12,818 during the year ended March 31, 2007.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2007

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2007 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $1,607,008.

	For the Year Ended March 31, 2007		For the Year Ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	13,578	$81,230	18,956	$103,970
Shares reinvested	0	0	0	0
Shares redeemed	(45,127)	(222,758)	(25,007)	(141,261)
Net decrease	(31,549)	$(141,528)	(6,051)	$(37,291)

5.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,113,121 and $6,460,143 respectively there were no purchases or sales of U.S. Government obligations. At March 31, 2007 the gross unrealized appreciation for all securities totaled $6,197 and the gross unrealized depreciation for all securities totaled $21,836 for a net unrealized depreciation of $15,639.

6.)

PUT AND CALL OPTIONS PURCHASED

As of March 31, 2007 the Fund had put options valued at $2,850.

Transactions in call and put options purchased during the year ended March 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2006	10	$2,387
Options purchased	358	74,522
Options written	-	-
Options exercised	-	-
Options expired	(30)	(8,162)
Options terminated in closing purchase transaction	(228)	(58,882)
Options outstanding at March 31, 2007	110	$ 9,865

7.) TAX MATTERS
As of March 31, 2007, the Fund has federal income tax capital loss carry forwards of approximately $840,705 expiring as follows:

Years

Amount

2009

$  28,058

2010

  501,230

2011

  100,553

2013

    12,518

2014

  198,346

$840,705

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2007

As of March 31, 2007, the components of distributable earnings on tax basis were as follows:

            Undistributed realized loss on investments

($859,105)

     Unrealized appreciation on investments

    (15,639)

  $874,744

7.) TAX MATTERS (continued)

For Federal income tax purposes, the cost of investments owned at March 31, 2007 was $616,531.

At March 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$14,020	($21,836)	($14,020)

The Fund did not pay any shareholder distributions for the fiscal year ended March 31, 2007.

8.) CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2007, Rajendra Prasad and his immediately family members owned approximately 26.5% of the Fund.

9.)

NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

9.) NEW ACCOUNTING PRONOUNCEMENTS (Continued)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of the Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2007 and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  The financial highlights for each of the three years in the period ended March 31, 2005 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prasad Growth Fund as of March 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 25, 2007

PRASAD GROWTH FUND

EXPENSE ILLUSTRATION

MARCH 31, 2007 (UNAUDITED)

As a shareholder of the Prasad Growth Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 through March 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2006	March 31, 2007	October 1, 2006 to March 31, 2007

Actual	$1,000.00	$1,068.13	$7.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2007 (UNAUDITED)

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 61	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2007 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 56	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 62	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2007.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Past performance does not predict future performance.

Shareholders should be aware of the fact that when they redeem shares and make a profit, there would be tax liability.  Also shareholders should be aware of the fact that if the Fund distributes dividends or capital gains, it would be taxable to them based on the percentage of shares owned by them.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2007 (UNAUDITED)

Advisory Agreement Renewal -

The Trustees reviewed the Investment Advisory and Administration Agreement between the Trust and Mutual Funds Leader, Inc. (MFL). In reviewing the Investment Advisory and Administration Agreement, the Trustees considered the duties and obligations of MFL as the investment advisor and fees to be paid to MFL for such services.

The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL was capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The non-interested Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. They discussed the fact that MFL had done a good job managing the fund during a very tough period the markets had been going through since January of 2000. The discussion continued amongst the non-interest Trustees with respect to the fact that during the second quarter of 2001 the Fund was number one among all the domestic growth funds and number three among all equity funds in the USA as ranked by Lipper, Inc. and during the last quarter of 2003 the Fund was number one among all the domestic growth funds ranked by Lipper, Inc. It was listed among the better performing funds of 2003 in Barrons. The non-interested Trustees felt that the investors in the Fund has full trust and faith in MFL and that MFL has been doing a very good job of looking after the interest of the shareholders of the Fund.

The tax returns, income and expense statement and balance sheet of Mutual Funds Leader, Inc. were presented to the non-interest Trustees for their review. There were no long term outstanding debt.  They discussed with Mr. Prasad the additional capital which he has contributed to MFL to compensate for the lack of fees that the Fund has paid to MFL due to the decline in assets.  The non-interested Trustee believe that as the market improves and more investment money comes into the Fund with promotion, this gap would become narrow and vanish in time.

There were no outstanding bills over 60 days to be paid. Because the expenses exceed the current fee paid by the Fund to Mutual Funds Leader, Inc., Mr. Prasad personally has been adding more capital to Mutual Funds Leader, Inc. Mr. Prasad presented to the board the facts regarding his income from his part time medical practice, and investment income and the Board felt that this was adequate. The Board felt that as the market improves and more investment money comes into the Fund with promotion, this gap would become narrow and vanish in time.

The 1.5% management fee to be paid to MFL pursuant to the Investment Advisory and Administration Agreement was deemed by the non-interested Trustees to be appropriate after considering the services to be performed by MFL and the fees paid to other investment advisors for similar services. The non-interested Trustees considered the fact that although such fees were higher than those charged to most other funds, the fees were comparable to those charged by many funds and the fact that MFL has been bearing all the operating expenses of the Fund with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations). Moreover, the non-interested Trustees considered the fact that the Trust would be actively managed, thereby justifying a higher fee than that charged to many funds which are more passively managed by their advisors. On motion duly made and seconded, both the “disinterested” Trustees and the full Board of Trustees unanimously approved the Investment Advisory and Administrative agreement between the Trust and Mutual Funds Leader, Inc.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue, E

Cleveland, Ohio 44114

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 9,000

FY 2006

$ 8,000

(b)

Audit-Related Fees

Registrant

FY2007

$ 0

FY2006

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2007

$ 1,000

FY 2006

$ 1,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2007

$ 1,000

FY 2006

$ 1,000

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 6, 2007

* Print the name and title of each signing officer under his or her signature.